Schedule of Investments(a)
Invesco BLDRS Asia 50 ADR Index Fund (ADRA)
June 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Air Freight & Logistics-0.53%
ZTO Express Cayman, Inc., ADR (China)	5,110	$ 97,703
Automobiles-13.17%
Honda Motor Co. Ltd., ADR (Japan)	20,750	536,180
Toyota Motor Corp., ADR (Japan)	15,325	1,900,147
		2,436,327
Banks-22.51%
HDFC Bank Ltd., ADR (India)	7,678	998,447
ICICI Bank Ltd., ADR (India)	18,002	226,645
KB Financial Group, Inc., ADR (South Korea)	4,550	179,634
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	148,737	706,501
Mizuho Financial Group, Inc., ADR (Japan)	145,437	418,859
Shinhan Financial Group Co. Ltd., ADR (South Korea)	5,432	211,196
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	80,151	565,866
Westpac Banking Corp., ADR (Australia)	39,346	784,166
Woori Financial Group, Inc., ADR (South Korea)	1,974	72,485
		4,163,799
Biotechnology-0.30%
BeiGene Ltd., ADR (China)(b)	445	55,158
Capital Markets-0.71%
Nomura Holdings, Inc., ADR (Japan)	37,218	132,124
Diversified Consumer Services-1.56%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	1,340	129,417
TAL Education Group, ADR (China)(b)	4,196	159,868
		289,285
Diversified Telecommunication Services-2.56%
China Telecom Corp. Ltd., ADR (China)	1,590	79,548
China Unicom Hong Kong Ltd., ADR (China)	6,660	72,594
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	4,354	159,095
PT Telekomunikasi Indonesia Persero Tbk, ADR (Indonesia)	5,560	162,574
		473,811
Electric Utilities-0.35%
Korea Electric Power Corp., ADR (South Korea)(b)	5,883	65,301
Entertainment-1.14%
NetEase, Inc., ADR (China)	821	209,987
Hotels, Restaurants & Leisure-0.54%
Huazhu Group Ltd., ADR (China)	1,202	43,573
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	2,621	56,928
		100,501
Household Durables-4.12%
Sony Corp., ADR (Japan)	14,562	762,903
	Shares	Value
Insurance-1.14%
China Life Insurance Co. Ltd., ADR (China)	17,048	$ 210,884
Interactive Media & Services-3.20%
58.com, Inc., ADR (China)(b)	1,053	65,465
Autohome, Inc., ADR (China)(b)	637	54,540
Baidu, Inc., ADR (China)(b)	3,177	372,852
Momo, Inc., ADR (China)	1,681	60,180
YY, Inc., ADR (China)(b)	562	39,166
		592,203
Internet & Direct Marketing Retail-16.27%
Alibaba Group Holding Ltd., ADR (China)(b)	14,847	2,515,824
Ctrip.com International, Ltd., ADR (China)(b)	4,438	163,807
JD.Com, Inc., ADR (China)(b)	9,547	289,179
Vipshop Holdings Ltd., ADR (China)(b)	4,808	41,493
		3,010,303
IT Services-2.91%
Infosys Ltd., ADR (India)	43,533	465,803
Wipro Ltd., ADR (India)	16,579	71,787
		537,590
Metals & Mining-6.61%
BHP Group Ltd., ADR (Australia)	16,858	979,618
POSCO, ADR (South Korea)	3,675	194,996
Vedanta Ltd., ADR (India)	4,790	48,714
		1,223,328
Oil, Gas & Consumable Fuels-3.49%
China Petroleum & Chemical Corp., ADR (China)	2,923	199,349
CNOOC Ltd., ADR (China)	1,841	313,614
PetroChina Co. Ltd., ADR (China)	2,417	133,104
		646,067
Pharmaceuticals-3.33%
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	34,779	615,588
Semiconductors & Semiconductor Equipment-9.74%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	17,331	68,458
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	42,773	1,675,418
United Microelectronics Corp., ADR (Taiwan)	26,110	57,703
		1,801,579
Technology Hardware, Storage & Peripherals-1.96%
Canon, Inc., ADR (Japan)	12,375	362,216
Wireless Telecommunication Services-3.65%
China Mobile Ltd., ADR (China)	12,666	573,643
SK Telecom Co. Ltd., ADR (South Korea)	4,079	100,956
		674,599
TOTAL INVESTMENTS IN SECURITIES-99.79% (Cost $20,634,687)		18,461,256
OTHER ASSETS LESS LIABILITIES-0.21%		39,666
NET ASSETS-100.00%		$18,500,922
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)
June 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.50%
Airlines-0.19%
Ryanair Holdings PLC, ADR (Ireland)(b)	941	$ 60,356
Automobiles-5.45%
Honda Motor Co. Ltd., ADR (Japan)	15,082	389,719
Toyota Motor Corp., ADR (Japan)	11,138	1,381,001
		1,770,720
Banks-16.37%
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	55,516	308,669
Banco Santander S.A., ADR (Spain)	135,182	619,134
Barclays PLC, ADR (United Kingdom)	33,525	255,125
HSBC Holdings PLC, ADR (United Kingdom)	34,239	1,429,136
ING Groep N.V., ADR (Netherlands)	32,441	375,342
Lloyds Banking Group PLC, ADR (United Kingdom)	148,560	421,911
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	108,105	513,499
Mizuho Financial Group, Inc., ADR (Japan)	105,706	304,433
Royal Bank of Scotland Group PLC, ADR (United Kingdom)	19,127	108,641
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	58,256	411,287
Westpac Banking Corp., ADR (Australia)	28,597	569,938
		5,317,115
Beverages-4.88%
Anheuser-Busch InBev S.A./N.V., ADR (Belgium)	8,318	736,226
Diageo PLC, ADR (United Kingdom)	4,932	849,882
		1,586,108
Biotechnology-0.75%
Amarin Corp. PLC, ADR (Ireland)(b)	2,753	53,381
Argenx S.E., ADR (Netherlands)(b)	285	40,350
Ascendis Pharma A/S, ADR (Denmark)(b)	211	24,297
Cellectis S.A., ADR (France)(b)	263	4,103
Galapagos N.V., ADR (Belgium)(b)	395	50,927
Grifols S.A., ADR (Spain)	2,162	45,618
MorphoSys AG, ADR (Germany)(b)	1,059	25,564
		244,240
Capital Markets-2.58%
Credit Suisse Group AG, ADR (Switzerland)(b)	20,217	241,997
Deutsche Bank AG, New York Shares (Germany)	15,831	120,791
Nomura Holdings, Inc., ADR (Japan)	27,051	96,031
UBS Group AG, New York Shares (Switzerland)(b)	31,894	377,944
		836,763
Communications Equipment-1.41%
Nokia Oyj, ADR (Finland)	46,887	234,904
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	23,310	221,445
		456,349
Construction Materials-0.67%
CRH PLC, ADR (Ireland)	6,695	219,261
Diversified Telecommunication Services-2.57%
BT Group PLC, ADR (United Kingdom)	14,607	186,531
Orange S.A., ADR (France)	17,863	280,806
Telecom Italia S.p.A., ADR (Italy)(b)	9,620	53,199
Telefonica S.A., ADR (Spain)	38,041	315,360
		835,896
Electrical Equipment-0.99%
ABB Ltd., ADR (Switzerland)	16,065	321,782
	Shares	Value
Energy Equipment & Services-0.16%
Tenaris S.A., ADR (Luxembourg)	1,965	$ 51,699
Entertainment-0.15%
Sea Ltd., ADR (Thailand)(b)	1,450	48,169
Health Care Equipment & Supplies-1.53%
Koninklijke Philips N.V., New York Shares (Netherlands)	7,711	336,045
Smith & Nephew PLC, ADR (United Kingdom)	3,709	161,490
		497,535
Health Care Providers & Services-0.43%
Fresenius Medical Care AG & Co. KGaA, ADR (Germany)	3,529	138,619
Hotels, Restaurants & Leisure-0.69%
Carnival PLC, ADR	1,712	77,502
InterContinental Hotels Group PLC, ADR (United Kingdom)	1,563	104,534
Melco Resorts & Entertainment Ltd., ADR (Hong Kong)	1,906	41,398
		223,434
Household Durables-1.71%
Sony Corp., ADR (Japan)	10,584	554,496
Insurance-1.63%
Aegon N.V., New York Shares (Netherlands)	11,690	57,866
Prudential PLC, ADR (United Kingdom)	10,765	471,722
		529,588
Interactive Media & Services-0.05%
LINE Corp., ADR (Japan)(b)	541	15,224
Media-0.64%
Criteo S.A., ADR (France)(b)	549	9,448
Pearson PLC, ADR (United Kingdom)	6,499	67,330
WPP PLC, ADR (United Kingdom)	2,099	132,048
		208,826
Metals & Mining-5.65%
ArcelorMittal, New York Shares (Luxembourg)	5,328	96,064
BHP Group Ltd., ADR (Australia)	12,252	711,964
BHP Group PLC, ADR (Australia)	8,793	449,410
Rio Tinto PLC, ADR (Australia)	9,245	576,333
		1,833,771
Multi-Utilities-1.00%
National Grid PLC, ADR (United Kingdom)	6,121	325,515
Oil, Gas & Consumable Fuels-15.63%
BP PLC, ADR (United Kingdom)	28,074	1,170,686
Eni S.p.A., ADR (Italy)	10,590	349,787
Equinor ASA, ADR (Norway)	9,083	179,662
Royal Dutch Shell PLC, ADR (United Kingdom)	15,592	1,025,018
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	18,099	1,177,702
TOTAL S.A., ADR (France)	21,028	1,173,152
		5,076,007
Personal Products-4.52%
Unilever N.V., New York Shares (United Kingdom)	14,276	866,839
Unilever PLC, ADR (United Kingdom)	9,721	602,410
		1,469,249
Pharmaceuticals-17.84%
AstraZeneca PLC, ADR (United Kingdom)	21,843	901,679
GlaxoSmithKline PLC, ADR (United Kingdom)	20,557	822,691

Invesco BLDRS Developed Markets 100 ADR Index Fund (ADRD)—(continued)
June 30, 2019
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	255	$ 43,959
Hutchison China MediTech Ltd., ADR (Hong Kong)(b)	409	8,998
Novartis AG, ADR (Switzerland)	21,235	1,938,968
Novo Nordisk A/S, ADR (Denmark)	14,266	728,137
Sanofi, ADR (France)	19,090	826,024
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	25,278	447,421
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	8,163	75,345
		5,793,222
Professional Services-1.26%
RELX PLC, ADR (United Kingdom)	16,748	408,819
Semiconductors & Semiconductor Equipment-2.57%
ASML Holding N.V., New York Shares (Netherlands)	3,544	736,904
STMicroelectronics N.V., New York Shares (Switzerland)	5,533	97,491
		834,395
Software-4.03%
Nice Ltd., ADR (Israel)(b)	518	70,966
	Shares	Value
Software-(continued)
SAP S.E., ADR (Germany)	9,000	$ 1,231,200
Talend S.A., ADR(b)	184	7,101
		1,309,267
Technology Hardware, Storage & Peripherals-0.98%
Canon, Inc., ADR (Japan)	8,995	263,284
Logitech International S.A., New York Shares (Switzerland)	1,370	54,471
		317,755
Tobacco-2.05%
British American Tobacco PLC, ADR (United Kingdom)	19,061	664,657
Wireless Telecommunication Services-1.12%
Vodafone Group PLC, ADR (United Kingdom)	22,309	364,306
TOTAL INVESTMENTS IN SECURITIES-99.50% (Cost $48,907,902)		32,313,143
OTHER ASSETS LESS LIABILITIES-0.50%		161,901
NET ASSETS-100.00%		$32,475,044

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
June 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.51%
Air Freight & Logistics-0.71%
ZTO Express Cayman, Inc., ADR (China)	49,362	$ 943,802
Banks-19.69%
Banco Bradesco S.A., ADR (Brazil)	446,131	4,381,006
Bancolombia S.A., ADR (Colombia)	12,507	638,357
HDFC Bank Ltd., ADR (India)	74,162	9,644,027
ICICI Bank Ltd., ADR (India)	173,894	2,189,325
Itau Unibanco Holding S.A., ADR (Brazil)	536,192	5,050,929
KB Financial Group, Inc., ADR (South Korea)	43,951	1,735,185
Shinhan Financial Group Co. Ltd., ADR (South Korea)	52,470	2,040,034
Woori Financial Group, Inc., ADR (South Korea)	19,066	700,104
		26,378,967
Beverages-3.18%
Ambev S.A., ADR (Brazil)	487,262	2,275,514
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	20,566	1,989,760
		4,265,274
Biotechnology-0.40%
BeiGene Ltd., ADR (China)(b)	4,301	533,109
Chemicals-1.16%
Sasol Ltd., ADR (South Africa)	62,748	1,559,288
Construction Materials-0.53%
Cemex S.A.B. de C.V., ADR (Mexico)(b)	167,496	710,183
Diversified Consumer Services-2.09%
New Oriental Education & Technology Group, Inc., ADR (China)(b)	12,947	1,250,421
TAL Education Group, ADR (China)(b)	40,528	1,544,117
		2,794,538
Diversified Telecommunication Services-3.86%
China Telecom Corp. Ltd., ADR (China)	15,355	768,211
China Unicom Hong Kong Ltd., ADR (China)	64,328	701,175
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	42,060	1,536,872
PT Telekomunikasi Indonesia Persero Tbk, ADR (Indonesia)	53,710	1,570,480
Telefonica Brasil S.A., ADR (Brazil)	45,826	596,655
		5,173,393
Electric Utilities-0.88%
Enel Americas S.A., ADR (Chile)	61,028	541,318
Korea Electric Power Corp., ADR (South Korea)(b)	56,827	630,780
		1,172,098
Entertainment-1.51%
NetEase, Inc., ADR (China)	7,929	2,028,000
Food Products-0.48%
BRF S.A., ADR (Brazil)(b)	83,607	635,413
Insurance-1.52%
China Life Insurance Co. Ltd., ADR (China)	164,673	2,037,005
	Shares	Value
Interactive Media & Services-3.55%
58.com, Inc., ADR (China)(b)	10,174	$ 632,518
Autohome, Inc., ADR (China)(b)	6,157	527,162
Baidu, Inc., ADR (China)(b)	30,687	3,601,426
		4,761,106
Internet & Direct Marketing Retail-21.41%
Alibaba Group Holding Ltd., ADR (China)(b)	143,412	24,301,163
Ctrip.com International, Ltd., ADR (China)(b)	42,871	1,582,369
JD.Com, Inc., ADR (China)(b)	92,217	2,793,253
		28,676,785
IT Services-3.88%
Infosys Ltd., ADR (India)	420,509	4,499,446
Wipro Ltd., ADR (India)	160,148	693,441
		5,192,887
Metals & Mining-5.47%
AngloGold Ashanti Ltd., ADR (South Africa)	45,640	812,849
POSCO, ADR (South Korea)	35,502	1,883,736
Vale S.A., ADR (Brazil)	344,989	4,636,652
		7,333,237
Oil, Gas & Consumable Fuels-9.51%
China Petroleum & Chemical Corp., ADR (China)	28,231	1,925,354
CNOOC Ltd., ADR (China)	17,785	3,029,675
PetroChina Co. Ltd., ADR (China)	23,346	1,285,664
Petroleo Brasileiro S.A., ADR (Brazil)	164,701	2,564,395
Petroleo Brasileiro S.A., ADR (Brazil)	241,747	3,432,808
Ultrapar Participacoes S.A., ADR (Brazil)	96,043	503,265
		12,741,161
Paper & Forest Products-0.42%
Suzano Papel e Celulose S.A., ADR (Brazil)	33,137	564,323
Semiconductors & Semiconductor Equipment-12.99%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	167,404	661,246
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	413,164	16,183,634
United Microelectronics Corp., ADR (Taiwan)	252,212	557,388
		17,402,268
Wireless Telecommunication Services-6.27%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	129,114	1,879,900
China Mobile Ltd., ADR (China)	122,343	5,540,914
SK Telecom Co. Ltd., ADR (South Korea)	39,401	975,175
		8,395,989
TOTAL INVESTMENTS IN SECURITIES-99.51% (Cost $137,264,940)		133,298,826
OTHER ASSETS LESS LIABILITIES-0.49%		659,985
NET ASSETS-100.00%		$133,958,811
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BLDRS Europe Select ADR Index Fund (ADRU)
June 30, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.63%
Airlines-0.23%
Ryanair Holdings PLC, ADR (Ireland)(b)	412	$ 26,426
Banks-13.17%
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	24,312	135,175
Banco Santander S.A., ADR (Spain)	59,200	271,136
Barclays PLC, ADR (United Kingdom)	14,681	111,722
HSBC Holdings PLC, ADR (United Kingdom)	14,994	625,849
ING Groep N.V., ADR (Netherlands)	14,207	164,375
Lloyds Banking Group PLC, ADR (United Kingdom)	65,059	184,768
Royal Bank of Scotland Group PLC, ADR (United Kingdom)	8,376	47,576
		1,540,601
Beverages-5.94%
Anheuser-Busch InBev S.A./N.V., ADR (Belgium)	3,642	322,354
Diageo PLC, ADR (United Kingdom)	2,160	372,211
		694,565
Biotechnology-0.92%
Amarin Corp. PLC, ADR (Ireland)(b)	1,206	23,384
Argenx S.E., ADR (Netherlands)(b)	125	17,697
Ascendis Pharma A/S, ADR (Denmark)(b)	92	10,594
Cellectis S.A., ADR (France)(b)	115	1,794
Galapagos N.V., ADR (Belgium)(b)	173	22,305
Grifols S.A., ADR (Spain)	947	19,982
MorphoSys AG, ADR (Germany)(b)	464	11,201
		106,957
Capital Markets-2.77%
Credit Suisse Group AG, ADR (Switzerland)(b)	8,853	105,970
Deutsche Bank AG, New York Shares (Germany)	6,933	52,899
UBS Group AG, New York Shares (Switzerland)(b)	13,967	165,509
		324,378
Communications Equipment-1.71%
Nokia Oyj, ADR (Finland)	20,533	102,870
Telefonaktiebolaget LM Ericsson, ADR (Sweden)	10,208	96,976
		199,846
Construction Materials-0.82%
CRH PLC, ADR (Ireland)	2,932	96,023
Diversified Telecommunication Services-3.13%
BT Group PLC, ADR (United Kingdom)	6,397	81,689
Orange S.A., ADR (France)	7,822	122,962
Telecom Italia S.p.A., ADR (Italy)(b)	4,213	23,298
Telefonica S.A., ADR (Spain)	16,659	138,103
		366,052
Electrical Equipment-1.21%
ABB Ltd., ADR (Switzerland)	7,036	140,931
Energy Equipment & Services-0.19%
Tenaris S.A., ADR (Luxembourg)	861	22,653
Health Care Equipment & Supplies-1.86%
Koninklijke Philips N.V., New York Shares (Netherlands)	3,377	147,170
Smith & Nephew PLC, ADR (United Kingdom)	1,624	70,709
		217,879
Health Care Providers & Services-0.52%
Fresenius Medical Care AG & Co. KGaA, ADR (Germany)	1,545	60,688
	Shares	Value
Hotels, Restaurants & Leisure-0.68%
Carnival PLC, ADR	750	$ 33,952
InterContinental Hotels Group PLC, ADR (United Kingdom)	684	45,746
		79,698
Insurance-1.98%
Aegon N.V., New York Shares (Netherlands)	5,119	25,339
Prudential PLC, ADR (United Kingdom)	4,714	206,567
		231,906
Media-0.78%
Criteo S.A., ADR (France)(b)	241	4,148
Pearson PLC, ADR (United Kingdom)	2,846	29,484
WPP PLC, ADR (United Kingdom)	919	57,814
		91,446
Metals & Mining-4.20%
ArcelorMittal, New York Shares (Luxembourg)	2,333	42,064
BHP Group PLC, ADR (Australia)	3,850	196,773
Rio Tinto PLC, ADR (Australia)	4,049	252,415
		491,252
Multi-Utilities-1.22%
National Grid PLC, ADR (United Kingdom)	2,681	142,576
Oil, Gas & Consumable Fuels-19.00%
BP PLC, ADR (United Kingdom)	12,294	512,660
Eni S.p.A., ADR (Italy)	4,638	153,193
Equinor ASA, ADR (Norway)	3,977	78,665
Royal Dutch Shell PLC, ADR (United Kingdom)	6,828	448,873
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	7,926	515,745
TOTAL S.A., ADR (France)	9,209	513,770
		2,222,906
Personal Products-5.50%
Unilever N.V., New York Shares (United Kingdom)	6,252	379,622
Unilever PLC, ADR (United Kingdom)	4,257	263,806
		643,428
Pharmaceuticals-19.98%
AstraZeneca PLC, ADR (United Kingdom)	9,566	394,885
GlaxoSmithKline PLC, ADR (United Kingdom)	9,003	360,300
GW Pharmaceuticals PLC, ADR (United Kingdom)(b)	112	19,308
Novartis AG, ADR (Switzerland)	9,300	849,183
Novo Nordisk A/S, ADR (Denmark)	6,248	318,898
Sanofi, ADR (France)	8,360	361,737
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	3,575	32,997
		2,337,308
Professional Services-1.53%
RELX PLC, ADR (United Kingdom)	7,335	179,047
Semiconductors & Semiconductor Equipment-3.12%
ASML Holding N.V., New York Shares (Netherlands)	1,552	322,708
STMicroelectronics N.V., New York Shares (Switzerland)	2,423	42,693
		365,401
Software-4.90%
Nice Ltd., ADR (Israel)(b)	227	31,099

Invesco BLDRS Europe Select ADR Index Fund (ADRU)—(continued)
June 30, 2019
(Unaudited)
	Shares	Value
Software-(continued)
SAP S.E., ADR (Germany)	3,942	$ 539,265
Talend S.A., ADR(b)	81	3,126
		573,490
Technology Hardware, Storage & Peripherals-0.21%
Logitech International S.A., New York Shares (Switzerland)	600	23,856
Tobacco-2.49%
British American Tobacco PLC, ADR (United Kingdom)	8,348	291,095
	Shares	Value
Wireless Telecommunication Services-1.57%
Mobile TeleSystems PJSC, ADR (Russia)	1,749	$ 16,283
VEON Ltd., ADR (Russia)	2,754	7,711
Vodafone Group PLC, ADR (United Kingdom)	9,770	159,544
		183,538
TOTAL INVESTMENTS IN SECURITIES-99.63% (Cost $16,152,089)		11,653,946
OTHER ASSETS LESS LIABILITIES-0.37%		43,301
NET ASSETS-100.00%		$11,697,247

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.